UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/16 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and defense (5.0%)

General Dynamics Corp.	367,100	$55,879,962

L-3 Communications Holdings, Inc.	574,037	85,428,186

Northrop Grumman Corp.	794,590	168,508,701

		309,816,849
Airlines (0.8%)

American Airlines Group, Inc.	1,366,100	49,589,430

		49,589,430
Auto components (0.7%)

Delphi Automotive PLC (United Kingdom)	647,500	45,752,350

		45,752,350
Automobiles (0.7%)

General Motors Co.	1,393,300	44,474,136

		44,474,136
Banks (9.3%)

Bank of America Corp.	6,781,800	109,458,252

Citigroup, Inc.	2,779,723	132,703,976

JPMorgan Chase & Co.	2,082,900	140,595,750

KeyCorp	2,240,400	28,139,424

Regions Financial Corp.	4,389,300	43,761,321

Wells Fargo & Co.	2,477,640	125,864,112

		580,522,835
Beverages (2.2%)

Coca-Cola European Partners PLC (United Kingdom)	564,500	21,705,025

Dr. Pepper Snapple Group, Inc.	649,000	60,811,300

PepsiCo, Inc.	515,500	55,029,625

		137,545,950
Capital markets (3.7%)

Charles Schwab Corp. (The)	2,232,700	70,240,742

Goldman Sachs Group, Inc. (The)	217,100	36,789,766

Invesco, Ltd.	749,500	23,376,905

KKR & Co. LP	2,705,000	40,547,950

State Street Corp.	805,280	56,562,867

		227,518,230
Chemicals (2.5%)

Air Products & Chemicals, Inc.	391,600	60,940,792

Dow Chemical Co. (The)	896,900	48,109,716

E.I. du Pont de Nemours & Co.	627,100	43,646,160

		152,696,668
Commercial services and supplies (1.0%)

Tyco International PLC	1,365,930	59,663,822

		59,663,822
Communications equipment (0.9%)

Cisco Systems, Inc.	1,744,650	54,851,796

		54,851,796
Consumer finance (0.7%)

Capital One Financial Corp.	584,900	41,878,840

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(F)(RES)(NON)	975,809	2,502,950

		44,381,790
Containers and packaging (1.3%)

Ball Corp.	529,300	41,915,267

Sealed Air Corp.	856,600	40,371,558

		82,286,825
Diversified financial services (0.8%)

Berkshire Hathaway, Inc. Class B(NON)	333,800	50,233,562

		50,233,562
Diversified telecommunication services (4.2%)

AT&T, Inc.	3,291,800	134,568,784

CenturyLink, Inc.	732,800	20,371,840

Frontier Communications Corp.	8,531,200	39,243,520

Verizon Communications, Inc.	1,259,670	65,918,531

		260,102,675
Electric utilities (3.9%)

American Electric Power Co., Inc.	561,700	36,268,969

Edison International	656,000	47,704,320

Exelon Corp.	1,201,000	40,834,000

NextEra Energy, Inc.	344,400	41,651,736

PG&E Corp.	593,900	36,786,166

PPL Corp.	1,112,136	38,680,090

		241,925,281
Energy equipment and services (0.5%)

Halliburton Co.	379,700	16,330,897

National Oilwell Varco, Inc.	474,300	15,908,022

		32,238,919
Food and staples retail (1.3%)

CVS Health Corp.	895,900	83,677,060

		83,677,060
Food products (1.9%)

JM Smucker Co. (The)	417,278	59,165,848

Kraft Heinz Co. (The)	650,800	58,240,092

		117,405,940
Health-care equipment and supplies (2.4%)

Becton Dickinson and Co.	290,400	51,461,784

Danaher Corp.	547,000	44,531,270

Medtronic PLC	601,953	52,387,970

		148,381,024
Health-care providers and services (1.0%)

Cigna Corp.	493,000	63,232,180

		63,232,180
Hotels, restaurants, and leisure (0.8%)

Hilton Worldwide Holdings, Inc.	2,188,300	52,234,721

		52,234,721
Household durables (0.4%)

PulteGroup, Inc.	1,186,000	25,344,820

		25,344,820
Independent power and renewable electricity producers (0.7%)

Calpine Corp.(NON)	2,058,165	25,685,899

NRG Energy, Inc.	1,589,800	19,252,478

		44,938,377
Industrial conglomerates (2.0%)

General Electric Co.	1,569,000	49,015,560

Honeywell International, Inc.	636,300	74,262,573

		123,278,133
Insurance (4.0%)

American International Group, Inc.	1,285,853	76,932,585

Assured Guaranty, Ltd.	1,707,700	47,422,829

Chubb, Ltd.	367,600	46,659,468

Genworth Financial, Inc. Class A(NON)	3,900,700	18,450,311

Hartford Financial Services Group, Inc. (The)	1,042,800	42,827,796

Willis Towers Watson PLC	151,512	18,789,003

		251,081,992
Internet software and services (1.4%)

Alphabet, Inc. Class C(NON)	117,416	90,063,943

		90,063,943
IT Services (1.4%)

Computer Sciences Corp.	684,800	32,212,992

CSRA, Inc.	684,800	17,387,072

Fidelity National Information Services, Inc.	491,500	38,990,695

		88,590,759
Life sciences tools and services (0.8%)

Agilent Technologies, Inc.	1,062,200	49,902,156

		49,902,156
Machinery (0.2%)

Fortive Corp.(NON)	273,550	14,407,879

		14,407,879
Media (4.7%)

CBS Corp. Class B (non-voting shares)	688,800	35,149,464

Charter Communications, Inc. Class A(NON)	147,608	37,966,254

Comcast Corp. Class A	1,895,250	123,684,015

Liberty Global PLC Ser. C (United Kingdom)(NON)	843,300	25,998,939

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)	5	143

Time Warner, Inc.	877,890	68,835,355

		291,634,170
Metals and mining (—%)

ArcelorMittal ADR (France)(NON)(S)	291,324	1,704,245

		1,704,245
Multi-utilities (0.2%)

Ameren Corp.	252,000	12,453,840

		12,453,840
Oil, gas, and consumable fuels (6.8%)

Anadarko Petroleum Corp.	637,600	34,092,472

EOG Resources, Inc.	581,900	51,492,331

Exxon Mobil Corp.	1,585,300	138,143,042

Marathon Oil Corp.	6,014,180	90,332,984

QEP Resources, Inc.	1,073,300	20,500,030

Total SA (France)	813,555	38,794,774

Valero Energy Corp.	899,700	49,798,395

		423,154,028
Personal products (2.2%)

Coty, Inc. Class A	3,037,254	81,853,995

Edgewell Personal Care Co.(NON)	702,000	56,167,020

		138,021,015
Pharmaceuticals (7.9%)

AstraZeneca PLC ADR (United Kingdom)(S)	2,207,200	72,418,232

Eli Lilly & Co.	1,978,900	153,859,475

Johnson & Johnson	1,183,770	141,271,112

Merck & Co., Inc.	1,099,300	69,025,047

Pfizer, Inc.	1,518,186	52,832,873

		489,406,739
Real estate investment trusts (REITs) (3.9%)

American Tower Corp.	280,700	31,825,766

Boston Properties, Inc.(S)	385,800	54,062,154

Equity Lifestyle Properties, Inc.	725,800	56,271,274

Federal Realty Investment Trust(S)	190,700	30,321,300

Gaming and Leisure Properties, Inc.	844,738	28,898,487

MFA Financial, Inc.	4,963,005	38,314,399

		239,693,380
Road and rail (0.9%)

Union Pacific Corp.	568,600	54,318,358

		54,318,358
Semiconductors and semiconductor equipment (3.5%)

Intel Corp.	1,965,200	70,531,028

NXP Semiconductor NV(NON)	601,800	52,970,436

QUALCOMM, Inc.	590,900	37,268,063

Texas Instruments, Inc.	797,100	55,430,334

		216,199,861
Software (3.1%)

Microsoft Corp.	2,966,700	170,466,582

Symantec Corp.	827,900	19,977,227

		190,443,809
Specialty retail (0.6%)

Gap, Inc. (The)(S)	1,615,800	40,184,946

		40,184,946
Technology hardware, storage, and peripherals (2.2%)

Apple, Inc.	717,800	76,158,580

EMC Corp.	2,023,500	58,661,265

		134,819,845
Textiles, apparel, and luxury goods (0.4%)

Michael Kors Holdings, Ltd.(NON)(S)	475,000	23,251,250

		23,251,250
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.	2,745,485	37,640,599

		37,640,599
Tobacco (1.5%)

Philip Morris International, Inc.	910,750	91,011,248

		91,011,248
Wireless telecommunication services (0.6%)

Vodafone Group PLC ADR (United Kingdom)(S)	1,305,510	40,013,882

		40,013,882

Total common stocks (cost $4,734,397,233)		$5,950,091,317

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
	Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.	812,125	$27,942,135

Allergan PLC Ser. A, 5.50% cv. pfd.	13,426	11,179,293

American Tower Corp. $5.50 cv. pfd.(R)	125,877	13,775,664

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.(S)	63,371	5,727,154

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.(NON)	304,344	36,664,322

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(F)(RES)(NON)	2,664	6,833

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(F)(RES)(NON)	46,107	130,713

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(F)(RES)(NON)	67,016	307,000

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(F)(RES)(NON)	97,206	445,301

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(F)(RES)(NON)	50,539	249,713

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(F)(RES)(NON)	109,058	753,809

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(F)(RES)(NON)	824,290	2,114,304

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(F)(RES)(NON)	1,042,310	2,673,525

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(F)(RES)(NON)	3,199,825	8,199,776

Total convertible preferred stocks (cost $119,925,866)		$110,169,542

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. unsec. notes 5.00%, 5/1/17	$18,271,000	$18,613,581

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6.00%, 9/15/29	6,471,000	13,799,407

Total convertible bonds and notes (cost $26,595,568)		$32,412,988

SHORT-TERM INVESTMENTS (4.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)	151,782,975	$151,782,975

Putnam Short Term Investment Fund 0.44%(AFF)	145,769,394	145,769,394

Total short-term investments (cost $297,552,369)		$297,552,369

TOTAL INVESTMENTS

Total investments (cost $5,178,471,036)(b)		$6,390,226,216

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,221,894,688.
(b)	The aggregate identified cost on a tax basis is $5,180,467,528, resulting in gross unrealized appreciation and depreciation of $1,524,467,431 and $314,708,743, respectively, or net unrealized appreciation of $1,209,758,688.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,383,923, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$294,568,934	$628,459,457	$777,258,997	$404,874	$145,769,394
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $151,782,975, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $147,046,796.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$522,876,393	$—	$—
Consumer staples	567,661,213	—	—
Energy	455,392,947	—	—
Financials	1,428,569,438	—	2,502,950
Health care	750,922,099	—	—
Industrials	611,074,471	—	—
Information technology	774,970,013	—	—
Materials	236,687,738	—	—
Telecommunication services	300,116,557	—	—
Utilities	299,317,498	—	—
Total common stocks	5,947,588,367	—	2,502,950
Convertible bonds and notes	—	32,412,988	—
Convertible preferred stocks	—	95,288,568	14,880,974
Short-term investments	145,769,394	151,782,975	—

Totals by level	$6,093,357,761	$279,484,531	$17,383,924

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016